MATERIAL ACCOUNTING POLICIES, Basis of Consolidation (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of consolidation [Abstract]
Assets		S/ 256,088,940	S/ 238,840,188
Liabilities		221,111,706	205,733,123
Equity		34,977,234	33,107,065	S/ 29,595,213	S/ 26,832,524
Net profit (loss)		5,623,252	4,959,878	4,760,110
Impairment on goodwill		S/ 27,346	S/ 71,959	0
Grupo Credito S.A. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[1]	Holding, Peru
Percentage of interest (direct and indirect)	[1]	100.00%	100.00%
Assets	[1]	S/ 231,724,646	S/ 213,520,111
Liabilities	[1]	197,418,592	181,336,108
Equity	[1]	34,306,054	32,184,003
Net profit (loss)	[1]	S/ 5,179,505	S/ 4,562,831	4,598,002
Pacifico Compania de Seguros y Reaseguros S.A and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[2]	Insurance, Peru
Percentage of interest (direct and indirect)	[2]	98.86%	98.86%
Assets	[2]	S/ 17,890,138	S/ 16,549,171
Liabilities	[2]	14,504,765	13,443,688
Equity	[2]	3,385,373	3,105,483
Net profit (loss)	[2]	S/ 765,767	S/ 803,384	460,326
Atlantic Security Holding Corporation and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[3]	Capital Markets, Cayman Islands
Percentage of interest (direct and indirect)	[3]	100.00%	100.00%
Assets	[3]	S/ 6,014,937	S/ 6,870,781
Liabilities	[3]	5,026,510	5,729,744
Equity	[3]	988,427	1,141,037
Net profit (loss)	[3]	S/ 569,689	S/ 474,780	228,474
Credicorp Capital Ltd. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[4]	Capital Markets and Asset management, Bermudas
Percentage of interest (direct and indirect)	[4]	100.00%	100.00%
Assets	[4]	S/ 5,235,733	S/ 5,817,259
Liabilities	[4]	4,070,432	4,655,097
Equity	[4]	1,165,301	1,162,162
Net profit (loss)	[4]	S/ 58,501	S/ (135,495)	31,089
CCR Inc. [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[5]	Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	[5]	100.00%	100.00%
Assets	[5]	S/ 260	S/ 347
Liabilities	[5]	4	69
Equity	[5]	256	278
Net profit (loss)	[5]	S/ (22)	S/ (106)	(646)
Banco de Credito del Peru and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[6]	Banking, Peru
Percentage of interest (direct and indirect)	[6]	97.74%	97.74%
Assets	[6]	S/ 211,086,260	S/ 193,804,856
Liabilities	[6]	184,934,666	168,645,448
Equity	[6]	26,151,594	25,159,408
Net profit (loss)	[6]	S/ 5,311,804	S/ 4,583,662	4,683,775
Inversiones Credicorp Bolivia S.A. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[7]	Banking, Bolivia
Percentage of interest (direct and indirect)	[7]	99.96%	99.96%
Assets	[7]	S/ 14,028,528	S/ 13,558,260
Liabilities	[7]	13,106,538	12,740,067
Equity	[7]	921,990	818,193
Net profit (loss)	[7]	S/ 92,781	S/ 84,898	80,377
Prima AFP [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[8]	Private pension fund administrator, Peru
Percentage of interest (direct and indirect)	[8]	100.00%	100.00%
Assets	[8]	S/ 657,971	S/ 740,728
Liabilities	[8]	182,419	240,656
Equity	[8]	475,552	500,072
Net profit (loss)	[8]	S/ 132,926	S/ 149,549	109,511
Tenpo SpA and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[9]	Financial Services, Chile
Percentage of interest (direct and indirect)	[9]	100.00%	100.00%
Assets	[9]	S/ 903,698	S/ 387,355
Liabilities	[9]	646,952	185,502
Equity	[9]	256,746	201,853
Net profit (loss)	[9]	S/ (118,344)	S/ (111,692)	(124,748)
Credicorp Holding Colombia S.A.S. And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[10]	100.00%	100.00%
Assets	[10]	S/ 4,204,281	S/ 4,803,072
Liabilities	[10]	3,404,834	3,997,781
Equity	[10]	799,447	805,291
Net profit (loss)	[10]	S/ 27,913	S/ (163,342)	16,198
Credicorp Capital Holding Chile And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[11]	100.00%	100.00%
Assets	[11]	S/ 717,727	S/ 681,338
Liabilities	[11]	548,753	502,248
Equity	[11]	168,974	179,090
Net profit (loss)	[11]	S/ 9,460	S/ (10,716)	12,658
Credicorp Capital Holding Peru S.A. And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[12]	100.00%	100.00%
Assets	[12]	S/ 278,115	S/ 296,083
Liabilities	[12]	111,448	149,459
Equity	[12]	166,667	146,624
Net profit (loss)	[12]	S/ 21,958	S/ 4,318	5,268
Credicorp Capital Colombia S.A [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)		100.00%	100.00%
Assets		S/ 1,591,003	S/ 2,328,169
Liabilities		1,408,214	2,123,915
Equity		182,789	204,254
Net profit (loss)		S/ 75,050	S/ 37,120	33,045
Mibanco - Banco De La Microempresa De Colombia S.A. [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)		90.76%	89.11%
Assets		S/ 2,278,827	S/ 2,113,333
Liabilities		1,900,048	1,848,607
Equity		378,779	264,726
Net profit (loss)		(9,521)	(72,608)	S/ 13,513
MiBanco, Banco de la Microempresa S.A. [Member]
Basis of consolidation [Abstract]
Assets		16,947,300	16,897,800
Liabilities		14,279,300	13,902,200
Equity		2,668,000	2,995,600
Net profit (loss)		309,100	203,800
Impairment on goodwill		64,100
Banco De Credito De Bolivia [Member]
Basis of consolidation [Abstract]
Assets		13,974,700	13,500,900
Liabilities		12,968,700	12,612,300
Equity		1,006,000	888,600
Net profit (loss)		S/ 93,500	S/ 83,100

[1]	Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. We present the individual or consolidated figures of their financial statements are presented in accordance with IFRS Accounting Standards and before eliminations for consolidation purposes:
[2]	Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.
[3]	Its most important subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank on August 2021), was established in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
[4]	Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS Accounting Standards before eliminations for consolidation purposes:
[5]	CCR Inc. was incorporated in the year 2000. Its main activity is to manage funding granted to BCP by foreign financial entities or investors. These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.
[6]	BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS”).
[7]	Inversiones Credicorp Bolivia S.A. (hereinafter “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.
[8]	Prima AFP is a private pension fund and its activities are regulated by the SBS.
[9]	Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was established in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”). This group of companies provides some financial products and is in the process of being approved by the Chilean Superintendency of Banks and Financial Institutions to grant a banking license and open Tenpo Bank.
[10]	Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.
[11]	Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.
[12]	Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.